Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note 11. Leases
The Company had a space and facility sharing arrangement with Amprius Holdings to use the equipment owned by Amprius Holdings and the spaces leased by Amprius Holdings as its administrative and sales office, research and development lab, and production and engineering facilities. Effective May 1, 2022, Amprius Holdings assigned to the Company the office lease that covers all facilities that the Company uses in its operations. During the period from January 1, 2022 through May 1, 2022 and the year ended December 31, 2021, the Company paid Amprius Holdings an average monthly fee to share the facilities of $43 thousand and $42 thousand, respectively. The current lease has an expiration date of June 30, 2024, with a single option to extend the lease for 60 months that the Company determined it is reasonably certain to exercise. The Company had no
leases that were classified as finance leases as of December 31, 2022.
Operating lease expense under ASC 842 during the year ended December 31, 2022 amounted to $0.6 million.
The total amount paid for amounts included in the measurement of operating lease liabilities was $0.5 million during the year ended December 31, 2022.
Future operating lease payments as of December 31, 2022 are as follows (in thousands):

Year ending December 31,	Amount
2023	$540
2024	565
2025	586
2026	604
2027	622
Thereafter	966

Gross lease payments	3,883
Less - Present value adjustments	(861)

Total operating lease liabilities	$3,022

Operating lease disclosures for the Company’s single operating lease as of December 31, 2022 were as follows:

Remaining lease term	6.5 years
Discount rate for operating lease liabilities	7.9%